Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments
Schedule of carrying value and estimated fair value of financial instruments

The carrying and estimated fair values of the Group’s non-derivative financial instruments as of December 31, 2018 and 2017, were as follows:

	2018				2017
	Carrying Value		Fair Value		Carrying Value		Fair Value
Assets:
Cash and cash equivalents	Ps.	32,068,291	Ps.	32,068,291	Ps.	38,734,949	Ps.	38,734,949
Temporary investments		30,992		30,992		6,013,678		6,013,678
Trade notes and accounts receivable, net		19,748,850		19,748,850		24,727,073		24,727,073
Warrants issued by UHI (see Note 9)		34,921,530		34,921,530		36,395,183		36,395,183
Long-term loan and interest receivable from GTAC (see Note 10)		817,605		824,540		929,516		937,137
Other financial instruments (see Note 9)		—		—		287,605		284,443
Open Ended Fund (see Note 9)		7,662,726		7,662,726		7,297,577		7,297,577
Other equity instruments (see Note 9)		6,545,625		6,545,625		—		—
Other financial assets (see Note 9)		72,612		72,612		—		—
Liabilities:
Senior Notes due 2025, 2032 and 2040	Ps.	29,509,500	Ps.	33,110,013	Ps.	29,557,650	Ps.	36,635,229
Senior Notes due 2045		19,673,000		17,317,748		19,705,100		20,068,856
Senior Notes due 2037 and 2043		11,000,000		7,905,625		11,000,000		9,171,610
Senior Notes due 2026 and 2046		23,607,600		24,051,128		23,646,120		27,294,835
Notes due 2020		10,000,000		9,605,700		10,000,000		9,702,300
Notes due 2021		6,000,000		5,956,506		6,000,000		6,090,900
Notes due 2022		5,000,000		4,941,430		5,000,000		5,063,300
Notes due 2027		4,500,000		4,027,275		4,500,000		4,442,940
Short and long-term notes payable to Mexican banks		13,834,538		13,551,620		14,142,027		13,917,175
Finance lease obligations		5,317,944		5,121,534		5,622,774		5,360,933
Other notes payable		2,576,874		2,430,667		3,684,060		3,319,414

The carrying values (based on estimated fair values), notional amounts, and maturity dates of the Group’s derivative financial instruments as of December 31, 2018 and 2017, were as follows:

			Notional
			Amount
December 31, 2018:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Value		Thousands)		Maturity Date
Assets:
Derivatives recorded as accounting hedges (cash flow hedges):
TVI’s interest rate swap(a)	Ps.	37,251	Ps.	1,188,667	April 2019 through May 2022
TVI’s interest rate swap(b)		32,267	Ps.	1,145,871	April 2022
Interest rate swap (c)		340,153	Ps.	6,000,000	April 2021
Interest rate swap (d)		299,560	Ps.	5,000,000	May 2022
Interest rate swap (e)		85,073	Ps.	2,000,000	October 2022
Interest rate swap (f)		63,420	Ps.	1,500,000	October 2022
Interest rate swap (g)		76,876	Ps.	2,500,000	February 2023
Forward (h)		100,922	U.S.$	224,000	January 2019 through November 2019
Total assets	Ps.	1,035,522
Liabilities:
Derivatives not recorded as accounting hedges:
TVI's forward (i)	Ps.	10,255	U.S.$	75,000	January 2019 through October 2019
Empresas Cablevisión’s forward (j)		10,518	U.S.$	82,000	January 2019 through October 2019
Sky's forward (k)		27,309	U.S.$	38,600	January 2019 through August 2019
Forward (l)		99,979	U.S.$	491,400	January 2019 through October 2019
Total liabilities	Ps.	148,061

			Notional
			Amount
December 31, 2017:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Value		Thousands)		Maturity Date
Assets:
Derivatives not recorded as accounting hedges:
TVI’s options (m)	Ps.	100,700	U.S.$	96,250	December 2018
Empresas Cablevisión’s options (n)		110,137	U.S.$	115,000	December 2018
Options (o)		795,010	U.S.$	779,250	December 2018
Forward (l)		397,037	U.S.$	230,400	January 2018 through December 2018
Derivatives recorded as accounting hedges (cash flow hedges):
TVI’s interest rate swap(a)		61,997	Ps.	1,296,783	April 2019 through May 2022
TVI’s interest rate swap(b)		22,112	Ps.	1,370,868	April 2022
Interest rate swap (c)		344,958	Ps.	6,000,000	April 2021
Interest rate swap (d)		241,561	Ps.	5,000,000	May 2022
Interest rate swap (e)		43,222	Ps.	2,000,000	October 2022
Interest rate swap (f)		31,906	Ps.	1,500,000	October 2022
Interest rate swap (g)		3,077	Ps.	1,000,000	February 2023
Forward (h)		112,157	U.S.$	224,000	January 2018 through November 2018
Total assets	Ps.	2,263,874
(a)

TVI has entered into several derivative transaction agreements (interest rate swaps) with two financial institutions from August 2013 through May 2022 to hedge the variable interest rate exposure resulting from Mexican peso loans of a total principal amount of Ps.1,188,667 and Ps.1,296,783, as of December 31, 2018 and 2017, respectively. Under these agreements, the Company receives monthly payments based on aggregate notional amounts of Ps.1,188,667 and Ps.1,296,783 and makes payments based on the same notional amount at annual fixed rate of in the range of 4.850% and 5.585%. TVI has recognized the change in fair value of this transaction as an accounting hedge, and recorded a (loss) gain of Ps.(21,722) and Ps.3,024 in other comprehensive income or loss as of December 31, 2018 and 2017, respectively. In the years ended as of December 31, 2018 and 2017, TVI recorded a gain of Ps.33,692 and Ps.10,204, respectively, in consolidated other finance income or expense.

(b)

In March and April 2017, TVI entered into several derivative transaction agreements (interest rate swaps) with two financial institutions through April 2022 to hedge the variable interest rate exposure resulting from Mexican peso loan of a total principal amount of Ps.1,145,871 and Ps.1,370,868 as of December 31, 2018 and 2017, respectively.Under these agreements, the Company receives monthly payments based on aggregate notional amounts of Ps.1,145,871 and Ps.1,370,868 as of December 31, 2018 and 2017, respectively, at an annual variable rate of 28- days TIIE and makes monthly payments based on the same notional amounts at an annual fixed rate of 7.2663%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a gain of Ps.32,267 and Ps.22,112 in other comprehensive income or loss as of December 31, 2018 and 2017, respectively. TVI recorded a gain (loss) of Ps.8,881 and Ps.(459) for this transaction agreement in consolidated other finance income or expense as of December 31, 2018 and 2017, respectively.

(c)

The Company has entered into a derivative transaction agreement (interest rate swap) through April 2021 to hedge the variable interest rate exposure resulting from TIIE plus 0.35% Notes due 2021. Under this transaction, the Company receives 28‑ day TIIE payments based on a principal amount of Ps.6,000,000 and makes 28‑ day payments based on the same notional amount at an annual fixed rate of 5.9351%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.340,153 and Ps.344,958 in other comprehensive income or loss as of December 31, 2018 and 2017, respectively. In the years ended December 31, 2018 and 2017, the Company recorded a gain of Ps.119,975 and Ps.58,278, respectively, for this transaction agreement in consolidated other finance income or expense.

(d)

In January, February and March 2017, January and February 2016, and June 2015, the Company entered into derivative transaction agreements (interest rate swaps) through May 2022 to hedge the variable interest rate exposure resulting from TIIE plus 0.35% Notes due 2022. Under these transactions, the Company receives 28‑ day TIIE payments based on a principal amount of Ps.5,000,000, as of December 31, 2018 and 2017, respectively, and makes 28‑ day payments based on the same notional amount at an annual weighted average fixed rate of 6.5716%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.299,560 and Ps.241,561 in other comprehensive income or loss  as of December 31, 2018, and 2017, respectively. In the years ended December 31, 2018 and 2017, the Company recorded a gain of Ps.69,483 and Ps.26,457, respectively, for this transaction agreement in consolidated other finance income or expense.

(e)

In November 2017, the Company entered into a derivative transaction agreement (interest rate swap) through October 2022 to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.2,000,000. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.2,000,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.3275%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.85,073 and Ps.43,222 in other comprehensive income or loss as of December 31, 2018 and 2017, respectively. In 2018, the Company recorded a gain of Ps.12,374 in consolidated other finance income or expense.

(f)

In November and December 2017, the Company entered into a derivative transaction agreement (interest rate swap) through October 2022 to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.1,500,000. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.1,500,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.35%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.63,420 and Ps.31,906, in other comprehensive income or loss as of December 31, 2018 and 2017, respectively. In 2018, the Company recorded a gain of Ps.9,188 in consolidated other finance income or expense.

(g)

In January 2018 and December 2017, the Company entered into a derivative transaction agreement (interest rate swap) through February 2023 to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.2,500,000 and Ps.1,000,000 as of December 31, 2018 and 2017, respectively. Under this transaction, the Company receives monthly payments based on aggregate notional amounts of Ps.2,500,000 and Ps.1,000,000 as of December 31, 2018 and 2017, respectively, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amounts at an annual fixed rate of 7.7485% and 7.795%, respectively. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.76,876 and Ps.3,077 in other comprehensive income or loss as of December 31, 2018 and 2017, respectively. In 2018, the Company recorded a gain of Ps.4,044 in consolidated other finance income or expense.

(h)

As of December  31, 2018 and 2017, the Company had entered into derivative contracts of foreign currency forward to fix the exchange rate for the purchase of U.S.$224.0 million and U.S.$224.0 million, respectively at an average exchange rate of Ps.19.6767 and Ps.19.6907, respectively. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.100,922 and Ps.112,157 for this transaction agreement in other comprehensive income or loss as of December 31, 2018,and 2017, respectively. In 2018 and 2017, the Company recorded a loss of Ps.153,853 and Ps.292,326 in consolidated other finance income or expense, respectively.

(i)

As of December 31, 2018, TVI had foreign currency contracts (forward) in the aggregate notional amount of U.S.$75.0 million at an average rate of Ps.20.3353. As a result of the change in fair value of these agreements, in the year ended December 31, 2018, the Company recorded a loss of Ps.10,255, in consolidated other finance income or expense.

(j)

As of December 31, 2018, Empresas Cablevisión had foreign currency contracts (forward) in the aggregate notional amount of U.S.$82.0 million at an average rate of Ps.20.2554. As a result of the change in fair value of these agreements, in the year ended December 31, 2018, the Company recorded a loss of Ps.10,518, in consolidated other finance income or expense.

(k)

As of December 31, 2018, Sky had foreign currency contracts (forward) in the aggregate notional amount of U.S.$38.6 million at an average rate of Ps.20.8264. As a result of the change in fair value of these agreements, in the year ended December 31, 2018, the Company recorded a loss of Ps.27,309, in consolidated other finance income or expense.

(l)

As of December 31, 2018 and 2017, the Company had foreign currency contracts (forward) in the aggregate notional amount of U.S.$491.4 million and U.S.$230.4 million at an average rate of Ps.20.3561 and Ps.18.5439, respectively. As a result of the change in fair value of these agreements, in the years ended December 31, 2018 and 2017, the Company recorded a (loss) gain of Ps.(331,946) and Ps.397,037, in consolidated other finance income or expense, respectively.

(m)

In July 2017, TVI entered into a derivative transaction agreement (“Call” and “Put” options) for a total principal amount of U.S.$96.3 million. As a result of the change in fair value of these agreements, in the years ended December 31, 2018 and 2017, TVI recorded a (loss) gain of Ps.(40,420) and Ps.70,409, respectively, in consolidated other finance income or expense.

(n)

In July 2017, Empresas Cablevisión entered into a derivative transaction agreement (“Call” and “Put” options) for a total principal amount of U.S.$115.0 million. As a result of the change in fair value of these agreements, in the years ended December 31, 2018 and 2017, Empresas Cablevisión recorded a (loss) gain of Ps.(61,284) and Ps.80,464, respectively, in consolidated other finance income or expense.

(o)

In July 2017, the Company entered into a derivative transaction agreement (“Call” and “Put” options) for a total principal amount of U.S.$779.3 million. As a result of the change in fair value of these agreements, in the years ended December 31, 2018 and 2017, the Company recorded a (loss) gain of Ps.(481,694) and Ps.558,280, respectively, in consolidated other finance income or expense.

Schedule of reconciliation for all assets and liabilities measured at fair value

Financial assets and liabilities measured at fair value as of December 31, 2018 and 2017:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2018		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
Temporary investments	Ps.	30,992	Ps.	30,992	Ps.	—	Ps.	—
At FVOCIL:
Open Ended Fund		7,662,726		—		7,662,726		—
Other equity instruments		6,545,625		6,545,625		—		—
Other financial assets		72,612		72,612		—		—
Warrants issued by UHI		34,921,530		—		—		34,921,530
Derivative financial instruments		1,035,522		—		1,035,522		—
Total	Ps.	50,269,007	Ps.	6,649,229	Ps.	8,698,248	Ps.	34,921,530
Liabilities:
Derivative financial instruments	Ps.	148,061	Ps.	—	Ps.	148,061	Ps.	—
Total	Ps.	148,061	Ps.	—	Ps.	148,061	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2017		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
Temporary investments	Ps.	6,013,678	Ps.	6,013,678	Ps.	—	Ps.	—
At FVOCIL:
Open Ended Fund		7,297,577		—		7,297,577		—
Warrants issued by UHI		36,395,183		—		—		36,395,183
Derivative financial instruments		2,263,874		—		2,263,874		—
Total	Ps.	51,970,312	Ps.	6,013,678	Ps.	9,561,451	Ps.	36,395,183

The table below presents the reconciliation for all assets and liabilities measured at fair value using internal models with significant unobservable inputs (Level 3) during the years ended December 31, 2018 and 2017:

	2018		2017
Balance at beginning of year:	Ps.	36,395,183	Ps.	38,298,606
Included in other comprehensive income		(1,473,653)		(1,903,423)
Balance at the end of year	Ps.	34,921,530	Ps.	36,395,183

Schedule of sensitivity analysis for investment

As of December 31, 2018 and 2017, the effect on consolidated income and consolidated equity of changing the main assumptions used for the measurement of Level 3 financial instruments for other reasonably possible models, taking the highest or lowest value of the range reasonably possible, would be as follows:

			Potential Impact on
			Consolidated Income				Potential Impact on
			Statement				Consolidated Equity
			Most		Least		Most		Least
	Main		Favorable		Favorable		Favorable		Favorable
	Assumptions		Assumptions		Assumptions		Assumptions		Assumptions
Financial Assets Level 3	Used	Sensitivity	2018		2018		2018		2018
Warrants issued by UHI	Price per Share	+/-10%	Ps.	—	Ps.	—	Ps.	3,492,229	Ps.	(3,492,229)
Total			Ps.	—	Ps.	—	Ps.	3,492,229	Ps.	(3,492,229)

			Potential Impact on
			Consolidated Income				Potential Impact on
			Statement				Consolidated Equity
			Most		Least		Most		Least
	Main		Favorable		Favorable		Favorable		Favorable
	Assumptions		Assumptions		Assumptions		Assumptions		Assumptions
Financial Assets Level 3	Used	Sensitivity	2017		2017		2017		2017
Warrants issued by UHI	Price per Share	+/-10%	Ps.	—	Ps.	—	Ps.	3,639,595	Ps.	(3,639,595)
Total			Ps.	—	Ps.	—	Ps.	3,639,595	Ps.	(3,639,595)